Securitisation, covered bonds and other transferred assets (Details) $ in Millions	Sep. 30, 2022 AUD ($) item	Sep. 30, 2021 AUD ($) item
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	$ 108,744	$ 92,516
Carrying amount of associated liabilities	78,032	72,273
Fair value of transferred assets	4,955	5,035
Fair value of associated liabilities	4,932	5,044
Net fair value position	23	(9)
Securitisation
Securitisation, covered bonds and other transferred assets
Undrawn funding and liquidity facilities	406	435
Carrying amount of transferred assets	5,001	5,016
Carrying amount of associated liabilities	4,973	5,000
Fair value of transferred assets	4,955	5,035
Fair value of associated liabilities	4,932	5,044
Net fair value position	$ 23	$ (9)
Covered bonds
Securitisation, covered bonds and other transferred assets
Number of covered bond programs | item	2	2
Carrying amount of transferred assets	$ 45,809	$ 35,287
Carrying amount of associated liabilities	31,802	31,374
Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	57,934	52,213
Carrying amount of associated liabilities	41,257	35,899
Parent Entity
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	98,695	83,560
Carrying amount of associated liabilities	72,389	66,752
Fair value of transferred assets	5,948	6,212
Fair value of associated liabilities	5,919	6,193
Net fair value position	29	19
Parent Entity | Securitisation
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	6,004	6,189
Carrying amount of associated liabilities	5,961	6,172
Fair value of transferred assets	5,948	6,212
Fair value of associated liabilities	5,919	6,193
Net fair value position	29	19
Parent Entity | Covered bonds
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	39,179	28,109
Carrying amount of associated liabilities	28,664	27,234
Parent Entity | Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	53,512	49,262
Carrying amount of associated liabilities	$ 37,764	$ 33,346